Note 4 - Allowance for Credit Losses - Activity in Allowance for Credit Losses 1 (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 3,861	$ 4,058	$ 4,084
Charge-offs		(21)
Recoveries	10	23	22
Provision (Credits)	117	(226)	0
Ending balance	3,951	3,861	4,058
Allowance for Credit Losses, Individually Evaluated	0	29	94
Allowance for Credit Losses, Collectively Evaluated	3,951	3,832	3,964
Loans Receivable, Individually Evaluated	470	5,403	1,472
Loans Receivable, Collectively Evaluated	410,977	383,269	368,095
Loans, before fees	411,447	388,672	369,567
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		27
Charge-offs	(37)		(48)
Ending balance			27
Commercial Portfolio Segment [Member]
Beginning balance	793	834	715
Charge-offs	0	(5)
Recoveries	1	10	0
Provision (Credits)	23	(297)	137
Ending balance	817	793	834
Allowance for Credit Losses, Individually Evaluated	0	0	84
Allowance for Credit Losses, Collectively Evaluated	817	793	750
Loans Receivable, Individually Evaluated	0	126	594
Loans Receivable, Collectively Evaluated	74,776	73,016	76,499
Loans, before fees	74,776	73,142	77,093
Commercial Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		251
Charge-offs	0		(18)
Ending balance			251
Commercial Real Estate Portfolio Segment [Member]
Beginning balance	1,741	1,629	1,569
Charge-offs	0	0
Recoveries	0	0	0
Provision (Credits)	273	(243)	60
Ending balance	2,014	1,741	1,629
Allowance for Credit Losses, Individually Evaluated	0	0	0
Allowance for Credit Losses, Collectively Evaluated	2,014	1,741	1,629
Loans Receivable, Individually Evaluated	176	4,755	568
Loans Receivable, Collectively Evaluated	202,501	177,708	160,799
Loans, before fees	202,677	182,463	161,367
Commercial Real Estate Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		355
Charge-offs	0		0
Ending balance			355
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Beginning balance	792	1,145	1,172
Charge-offs	0	0
Recoveries	0	0	0
Provision (Credits)	5	(27)	(27)
Ending balance	797	792	1,145
Allowance for Credit Losses, Individually Evaluated	0	5	8
Allowance for Credit Losses, Collectively Evaluated	797	787	1,137
Loans Receivable, Individually Evaluated	294	498	272
Loans Receivable, Collectively Evaluated	118,456	118,436	116,067
Loans, before fees	118,750	118,934	116,339
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Beginning balance	60	69	61
Charge-offs	0	0
Recoveries	0	0	0
Provision (Credits)	14	(23)	8
Ending balance	74	60	69
Allowance for Credit Losses, Individually Evaluated	0	0	0
Allowance for Credit Losses, Collectively Evaluated	74	60	69
Loans Receivable, Individually Evaluated	0	0	0
Loans Receivable, Collectively Evaluated	6,986	5,800	7,114
Loans, before fees	6,986	5,800	7,114
Residential Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Real Estate Loan [Member]
Beginning balance		(326)
Charge-offs	0		0
Ending balance			(326)
Residential Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Home Equity Loan [Member]
Beginning balance		14
Charge-offs	0		0
Ending balance			14
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Beginning balance	85	118	139
Charge-offs	(27)	(12)
Recoveries	9	13	22
Provision (Credits)	17	3	(29)
Ending balance	84	85	118
Allowance for Credit Losses, Individually Evaluated	0	0	2
Allowance for Credit Losses, Collectively Evaluated	84	85	116
Loans Receivable, Individually Evaluated	0	0	38
Loans Receivable, Collectively Evaluated	6,707	6,546	5,500
Loans, before fees	6,707	6,546	5,538
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Beginning balance	44	27	32
Charge-offs	(10)	(4)
Recoveries	0	0	0
Provision (Credits)	(16)	15	11
Ending balance	18	44	27
Allowance for Credit Losses, Individually Evaluated	0	24	0
Allowance for Credit Losses, Collectively Evaluated	18	20	27
Loans Receivable, Individually Evaluated	0	24	0
Loans Receivable, Collectively Evaluated	1,551	1,763	2,116
Loans, before fees	1,551	1,787	2,116
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Automobile Loan [Member]
Beginning balance		(37)
Charge-offs	(27)		(14)
Ending balance			(37)
Consumer Portfolio Segment [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Consumer, Other [Member]
Beginning balance		6
Charge-offs	(10)		(16)
Ending balance			6
Unallocated Financing Receivables [Member]
Beginning balance	346	236	396
Charge-offs		0
Recoveries	0	0	0
Provision (Credits)	(199)	346	(160)
Ending balance	147	346	236
Allowance for Credit Losses, Individually Evaluated	0	0	0
Allowance for Credit Losses, Collectively Evaluated	147	346	236
Loans Receivable, Individually Evaluated	0	0	0
Loans Receivable, Collectively Evaluated	0	0	0
Loans, before fees	0	0	0
Unallocated Financing Receivables [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Beginning balance		$ (236)
Charge-offs	$ 0		0
Ending balance			$ (236)